Schedule of Investments(a)
Invesco S&P 500 Revenue ETF (RWL)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-7.42%
Activision Blizzard, Inc.	8,981	$526,287
Alphabet, Inc., Class A(b)	3,137	8,902,649
Alphabet, Inc., Class C(b)	3,111	8,863,363
AT&T, Inc.	518,996	11,848,679
Charter Communications, Inc., Class A(b)	5,085	3,286,334
Comcast Corp., Class A	147,359	7,365,003
Discovery, Inc., Class A(b)(c)	17,231	400,965
Discovery, Inc., Class C(b)	17,907	406,668
DISH Network Corp., Class A(b)	33,762	1,055,063
Electronic Arts, Inc.	3,186	395,765
Fox Corp., Class A(c)	14,341	512,117
Fox Corp., Class B	15,478	520,061
Interpublic Group of Cos., Inc. (The)	20,879	692,974
Live Nation Entertainment, Inc.(b)(c)	1,194	127,340
Lumen Technologies, Inc.(c)	135,074	1,666,813
Match Group, Inc.(b)	1,292	167,947
Meta Platforms, Inc., Class A(b)	22,148	7,186,140
Netflix, Inc.(b)	3,707	2,379,523
News Corp., Class A	17,071	369,075
News Corp., Class B	17,434	375,703
Omnicom Group, Inc.(c)	15,555	1,047,007
Take-Two Interactive Software, Inc.(b)	1,740	288,631
T-Mobile US, Inc.(b)	48,550	5,282,725
Twitter, Inc.(b)	5,774	253,710
Verizon Communications, Inc.	196,152	9,860,561
ViacomCBS, Inc., Class B	54,311	1,680,925
Walt Disney Co. (The)(b)	27,591	3,997,936
		79,459,964
Consumer Discretionary-14.87%
Advance Auto Parts, Inc.	4,351	960,353
Amazon.com, Inc.(b)	10,238	35,905,383
Aptiv PLC(b)	8,567	1,373,718
AutoZone, Inc.(b)	738	1,340,998
Bath & Body Works, Inc.	17,835	1,339,944
Best Buy Co., Inc.	37,613	4,019,325
Booking Holdings, Inc.(b)	250	525,462
BorgWarner, Inc.	26,516	1,147,612
Caesars Entertainment, Inc.(b)	5,429	488,990
CarMax, Inc.(b)	13,898	1,963,092
Carnival Corp.(b)(c)	485	8,546
Chipotle Mexican Grill, Inc.(b)	294	483,163
D.R. Horton, Inc.	23,238	2,270,353
Darden Restaurants, Inc.	3,868	533,591
Dollar General Corp.	12,348	2,732,612
Dollar Tree, Inc.(b)	22,916	3,066,848
Domino’s Pizza, Inc.	694	363,753
eBay, Inc.	12,380	835,155
Etsy, Inc.(b)(c)	786	215,820
Expedia Group, Inc.(b)	3,181	512,427
Ford Motor Co.	862,242	16,546,424
Gap, Inc. (The)(c)	55,634	919,630
Garmin Ltd.	2,252	300,732
General Motors Co.(b)	226,110	13,084,986
Genuine Parts Co.	12,054	1,539,778
Hanesbrands, Inc.	29,297	473,147
Hasbro, Inc.	4,830	468,075
Hilton Worldwide Holdings, Inc.(b)	2,536	342,537
Home Depot, Inc. (The)	34,873	13,970,472
Las Vegas Sands Corp.(b)(c)	7,831	278,940
Leggett & Platt, Inc.	8,216	331,844
Lennar Corp., Class A	19,591	2,058,035
	Shares	Value
Consumer Discretionary-(continued)
LKQ Corp.	19,865	$1,110,453
Lowe’s Cos., Inc.(c)	37,120	9,079,181
Marriott International, Inc., Class A(b)	5,834	860,865
McDonald’s Corp.	7,264	1,776,774
MGM Resorts International	12,346	488,655
Mohawk Industries, Inc.(b)	4,613	774,384
Newell Brands, Inc.	33,328	715,552
NIKE, Inc., Class B	21,815	3,691,971
Norwegian Cruise Line Holdings Ltd.(b)(c)	75	1,463
NVR, Inc.(b)	131	684,520
O’Reilly Automotive, Inc.(b)	1,698	1,083,596
Penn National Gaming, Inc.(b)(c)	4,984	255,330
Pool Corp.	777	430,551
PulteGroup, Inc.	20,392	1,020,212
PVH Corp.	6,293	671,967
Ralph Lauren Corp.	3,756	435,846
Ross Stores, Inc.	12,271	1,338,643
Royal Caribbean Cruises Ltd.(b)(c)	90	6,284
Starbucks Corp.	18,148	1,989,747
Tapestry, Inc.	11,341	455,001
Target Corp.	32,846	8,009,169
Tesla, Inc.(b)	4,557	5,216,671
TJX Cos., Inc. (The)	50,337	3,493,388
Tractor Supply Co.	4,645	1,046,658
Ulta Beauty, Inc.(b)	1,653	634,669
Under Armour, Inc., Class A(b)(c)	9,523	224,648
Under Armour, Inc., Class C(b)	11,109	222,958
VF Corp.	11,652	835,798
Whirlpool Corp.(c)	8,056	1,754,113
Wynn Resorts Ltd.(b)(c)	2,183	176,845
Yum! Brands, Inc.	3,863	474,531
		159,362,188
Consumer Staples-12.32%
Altria Group, Inc.	33,506	1,428,696
Archer-Daniels-Midland Co.	100,309	6,240,223
Brown-Forman Corp., Class B	4,032	283,692
Campbell Soup Co.	15,693	632,899
Church & Dwight Co., Inc.	4,878	435,996
Clorox Co. (The)	3,454	562,484
Coca-Cola Co. (The)	52,472	2,752,156
Colgate-Palmolive Co.	17,706	1,328,304
Conagra Brands, Inc.	26,990	824,544
Constellation Brands, Inc., Class A	3,243	730,745
Costco Wholesale Corp.	32,158	17,345,382
Estee Lauder Cos., Inc. (The), Class A	3,879	1,288,100
General Mills, Inc.	24,783	1,530,846
Hershey Co. (The)	3,965	703,748
Hormel Foods Corp.(c)	19,536	808,790
JM Smucker Co. (The)	5,203	658,023
Kellogg Co.	17,858	1,092,552
Kimberly-Clark Corp.	11,058	1,440,968
Kraft Heinz Co. (The)	58,015	1,949,884
Kroger Co. (The)	248,193	10,307,455
Lamb Weston Holdings, Inc.	4,853	251,968
McCormick & Co., Inc.(c)	5,627	482,909
Molson Coors Beverage Co., Class B	17,320	769,701
Mondelez International, Inc., Class A	36,922	2,176,183
Monster Beverage Corp.(b)	4,292	359,584
PepsiCo, Inc.	38,403	6,136,031
Philip Morris International, Inc.	23,190	1,992,949
Procter & Gamble Co. (The)	42,301	6,115,879
Sysco Corp.	53,704	3,761,428
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Tyson Foods, Inc., Class A	48,980	$3,867,461
Walgreens Boots Alliance, Inc.	223,493	10,012,486
Walmart, Inc.	310,972	43,731,992
		132,004,058
Energy-6.49%
APA Corp.	25,496	657,032
Baker Hughes Co., Class A	68,507	1,598,953
Chevron Corp.	97,416	10,995,344
ConocoPhillips	42,447	2,976,808
Coterra Energy, Inc.	7,105	142,668
Devon Energy Corp.	23,311	980,461
Diamondback Energy, Inc.	4,632	494,373
EOG Resources, Inc.	16,422	1,428,714
Exxon Mobil Corp.	321,865	19,260,402
Halliburton Co.	54,674	1,180,412
Hess Corp.	6,855	510,835
Kinder Morgan, Inc.	75,416	1,165,931
Marathon Oil Corp.	28,446	440,629
Marathon Petroleum Corp.	123,039	7,486,923
Occidental Petroleum Corp.	63,498	1,882,716
ONEOK, Inc.(c)	17,741	1,061,621
Phillips 66	97,880	6,770,360
Pioneer Natural Resources Co.	5,919	1,055,476
Schlumberger N.V.	64,552	1,851,351
Valero Energy Corp.	102,321	6,849,368
Williams Cos., Inc. (The)	29,327	785,670
		69,576,047
Financials-12.46%
Aflac, Inc.	33,621	1,820,241
Allstate Corp. (The)	29,646	3,223,113
American Express Co.	19,676	2,996,655
American International Group, Inc.	66,339	3,489,431
Ameriprise Financial, Inc.	3,973	1,150,581
Aon PLC, Class A	3,221	952,675
Arthur J. Gallagher & Co.	4,154	676,687
Assurant, Inc.	4,765	724,757
Bank of America Corp.	186,787	8,306,418
Bank of New York Mellon Corp. (The)	24,291	1,330,904
Berkshire Hathaway, Inc., Class B(b)	75,386	20,858,552
BlackRock, Inc.	1,673	1,513,413
Brown & Brown, Inc.	3,953	254,613
Capital One Financial Corp.	16,003	2,248,902
Cboe Global Markets, Inc.	2,192	282,637
Charles Schwab Corp. (The)	18,196	1,408,188
Chubb Ltd.	17,311	3,106,805
Cincinnati Financial Corp.	6,422	731,466
Citigroup, Inc.	93,127	5,932,190
Citizens Financial Group, Inc.	13,813	652,941
CME Group, Inc., Class A	1,942	428,250
Comerica, Inc.	3,242	267,562
Discover Financial Services	8,349	900,440
Everest Re Group Ltd.	3,499	897,074
Fifth Third Bancorp	16,981	715,749
First Republic Bank	1,950	408,837
Franklin Resources, Inc.	19,612	635,429
Globe Life, Inc.	4,311	373,074
Goldman Sachs Group, Inc. (The)	12,560	4,785,234
Hartford Financial Services Group, Inc. (The)	24,800	1,639,280
Huntington Bancshares, Inc.	26,489	393,097
Intercontinental Exchange, Inc.	6,385	834,647
Invesco Ltd.(d)	22,168	495,011
	Shares	Value
Financials-(continued)
JPMorgan Chase & Co.	65,317	$10,374,299
KeyCorp	29,485	661,643
Lincoln National Corp.	22,992	1,525,059
Loews Corp.	22,120	1,182,535
M&T Bank Corp.	3,453	506,244
MarketAxess Holdings, Inc.	126	44,439
Marsh & McLennan Cos., Inc.	9,200	1,508,984
MetLife, Inc.	91,606	5,373,608
Moody’s Corp.	1,230	480,487
Morgan Stanley	44,560	4,225,179
MSCI, Inc.	240	151,068
Nasdaq, Inc.	2,435	494,865
Northern Trust Corp.	4,436	513,245
People’s United Financial, Inc.	10,387	176,994
PNC Financial Services Group, Inc. (The)	7,479	1,473,363
Principal Financial Group, Inc.	17,020	1,167,232
Progressive Corp. (The)	39,348	3,657,003
Prudential Financial, Inc.	49,650	5,077,209
Raymond James Financial, Inc.	8,222	808,140
Regions Financial Corp.	27,194	618,664
S&P Global, Inc.	1,393	634,832
State Street Corp.	9,925	883,027
SVB Financial Group(b)	683	472,861
Synchrony Financial	19,655	880,347
T. Rowe Price Group, Inc.	2,630	525,869
Travelers Cos., Inc. (The)	17,161	2,521,809
Truist Financial Corp.	34,056	2,019,861
U.S. Bancorp	33,522	1,855,108
W.R. Berkley Corp.	9,801	751,149
Wells Fargo & Co.	157,072	7,504,900
Willis Towers Watson PLC (United Kingdom)	3,270	738,497
Zions Bancorporation N.A.	4,105	258,943
		133,502,316
Health Care-18.99%
Abbott Laboratories	24,970	3,140,477
AbbVie, Inc.	40,356	4,652,240
ABIOMED, Inc.(b)	202	63,586
Agilent Technologies, Inc.	2,790	421,011
Align Technology, Inc.(b)	377	230,547
AmerisourceBergen Corp.	133,352	15,435,494
Amgen, Inc.	9,510	1,891,349
Anthem, Inc.	28,940	11,756,296
Baxter International, Inc.	12,036	897,525
Becton, Dickinson and Co.	6,153	1,459,122
Biogen, Inc.(b)	2,440	575,206
Bio-Rad Laboratories, Inc., Class A(b)	284	213,909
Bio-Techne Corp.	141	66,556
Boston Scientific Corp.(b)	20,108	765,512
Bristol-Myers Squibb Co.	56,154	3,011,539
Cardinal Health, Inc.	246,280	11,385,524
Catalent, Inc.(b)	2,334	300,292
Centene Corp.(b)	158,861	11,344,264
Cerner Corp.	6,021	424,179
Charles River Laboratories International, Inc.(b)	592	216,595
Cigna Corp.	65,341	12,538,938
Cooper Cos., Inc. (The)	496	186,729
CVS Health Corp.	266,084	23,697,441
Danaher Corp.	6,473	2,081,976
DaVita, Inc.(b)	7,505	709,223
DENTSPLY SIRONA, Inc.	5,335	260,028
DexCom, Inc.(b)	319	179,466

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
Edwards Lifesciences Corp.(b)	3,279	$351,869
Eli Lilly and Co.	8,923	2,213,261
Gilead Sciences, Inc.	30,023	2,069,485
HCA Healthcare, Inc.	17,505	3,948,953
Henry Schein, Inc.(b)	12,382	879,865
Hologic, Inc.(b)	5,662	423,121
Humana, Inc.	16,016	6,722,075
IDEXX Laboratories, Inc.(b)	371	225,594
Illumina, Inc.(b)	689	251,712
Incyte Corp.(b)	3,051	206,614
Intuitive Surgical, Inc.(b)	1,256	407,371
IQVIA Holdings, Inc.(b)	3,983	1,032,115
Johnson & Johnson	42,739	6,664,292
Laboratory Corp. of America Holdings(b)	4,355	1,242,612
McKesson Corp.	96,954	21,015,749
Medtronic PLC	19,249	2,053,868
Merck & Co., Inc.	52,694	3,947,308
Mettler-Toledo International, Inc.(b)	170	257,402
Moderna, Inc.(b)	1,245	438,775
Organon & Co.	14,878	434,884
PerkinElmer, Inc.	2,098	382,172
Pfizer, Inc.	100,876	5,420,067
Quest Diagnostics, Inc.	5,704	848,071
Regeneron Pharmaceuticals, Inc.(b)	1,524	970,072
ResMed, Inc.	880	224,268
STERIS PLC	1,294	282,778
Stryker Corp.	4,734	1,120,206
Teleflex, Inc.	576	171,314
Thermo Fisher Scientific, Inc.	5,362	3,393,234
UnitedHealth Group, Inc.	53,978	23,978,107
Universal Health Services, Inc., Class B	6,619	785,874
Vertex Pharmaceuticals, Inc.(b)	2,853	533,340
Viatris, Inc.	90,239	1,110,842
Waters Corp.(b)	505	165,675
West Pharmaceutical Services, Inc.	448	198,312
Zimmer Biomet Holdings, Inc.	4,488	536,765
Zoetis, Inc.	2,863	635,701
		203,448,747
Industrials-9.39%
3M Co.	15,027	2,555,191
A.O. Smith Corp.	3,666	289,797
Alaska Air Group, Inc.(b)	5,463	265,338
Allegion PLC	1,603	198,195
American Airlines Group, Inc.(b)(c)	78,753	1,393,141
AMETEK, Inc.	3,014	411,411
Boeing Co. (The)(b)	23,485	4,646,507
C.H. Robinson Worldwide, Inc.	17,262	1,641,444
Carrier Global Corp.	27,934	1,511,788
Caterpillar, Inc.	17,964	3,473,339
Cintas Corp.	1,413	596,554
Copart, Inc.(b)	1,372	199,160
CSX Corp.	29,096	1,008,467
Cummins, Inc.	7,926	1,662,478
Deere & Co.	9,370	3,237,710
Delta Air Lines, Inc.(b)	37,152	1,344,902
Dover Corp.	3,439	563,480
Eaton Corp. PLC	9,540	1,546,052
Emerson Electric Co.	14,239	1,250,754
Equifax, Inc.	1,372	382,308
Expeditors International of Washington, Inc.	8,001	973,082
Fastenal Co.(c)	8,491	502,412
FedEx Corp.	26,069	6,005,516
	Shares	Value
Industrials-(continued)
Fortive Corp.	6,164	$455,335
Fortune Brands Home & Security, Inc.	5,854	588,503
Generac Holdings, Inc.(b)	555	233,788
General Dynamics Corp.	15,263	2,884,249
General Electric Co.	59,618	5,663,114
Honeywell International, Inc.	12,191	2,465,508
Howmet Aerospace, Inc.	12,212	343,524
Huntington Ingalls Industries, Inc.	3,863	685,721
IDEX Corp.	936	210,216
IHS Markit Ltd.	2,966	379,114
Illinois Tool Works, Inc.(c)	5,112	1,186,751
Ingersoll Rand, Inc.	8,036	468,820
J.B. Hunt Transport Services, Inc.	4,938	943,948
Jacobs Engineering Group, Inc.(c)	8,362	1,192,087
Johnson Controls International PLC	24,717	1,847,843
Kansas City Southern	796	231,517
L3Harris Technologies, Inc.	6,328	1,323,058
Leidos Holdings, Inc.	10,887	957,076
Lockheed Martin Corp.	15,471	5,156,794
Masco Corp.	10,722	706,580
Nielsen Holdings PLC(c)	19,912	381,514
Norfolk Southern Corp.	3,399	901,653
Northrop Grumman Corp.	8,482	2,958,522
Old Dominion Freight Line, Inc.	1,256	446,094
Otis Worldwide Corp.	12,243	984,337
PACCAR, Inc.	21,217	1,769,922
Parker-Hannifin Corp.	4,033	1,218,208
Pentair PLC	3,548	261,452
Quanta Services, Inc.	8,032	913,881
Raytheon Technologies Corp.	60,106	4,863,777
Republic Services, Inc.	6,794	898,574
Robert Half International, Inc.	4,254	472,917
Rockwell Automation, Inc.	1,732	582,298
Rollins, Inc.	4,700	156,416
Roper Technologies, Inc.	1,012	469,720
Snap-on, Inc.	1,637	337,075
Southwest Airlines Co.(b)(c)	16,451	730,424
Stanley Black & Decker, Inc.	7,183	1,255,301
Textron, Inc.	14,121	999,767
Trane Technologies PLC	5,682	1,060,545
TransDigm Group, Inc.(b)	625	361,281
Union Pacific Corp.	7,907	1,863,205
United Airlines Holdings, Inc.(b)(c)	26,283	1,110,720
United Parcel Service, Inc., Class B	38,319	7,601,340
United Rentals, Inc.(b)	2,066	699,837
Verisk Analytics, Inc.	1,132	254,553
W.W. Grainger, Inc.	2,354	1,133,239
Wabtec Corp.	6,926	614,821
Waste Management, Inc.	8,542	1,372,443
Xylem, Inc.	3,088	373,988
		100,630,396
Information Technology-11.82%
Accenture PLC, Class A	11,212	4,007,169
Adobe, Inc.(b)	1,769	1,184,965
Advanced Micro Devices, Inc.(b)	10,152	1,607,772
Akamai Technologies, Inc.(b)	2,377	267,888
Amphenol Corp., Class A	10,365	835,212
Analog Devices, Inc.	3,053	550,303
ANSYS, Inc.(b)	385	150,720
Apple, Inc.	186,929	30,899,364
Applied Materials, Inc.	12,621	1,857,685
Arista Networks, Inc.(b)	2,392	296,751

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Autodesk, Inc.(b)	1,139	$289,522
Automatic Data Processing, Inc.	5,961	1,376,335
Broadcom, Inc.	4,246	2,350,925
Broadridge Financial Solutions, Inc.	2,406	405,579
Cadence Design Systems, Inc.(b)	1,389	246,492
CDW Corp.	7,946	1,504,655
Ceridian HCM Holding, Inc.(b)	661	72,313
Cisco Systems, Inc.	68,996	3,783,741
Citrix Systems, Inc.	2,348	188,850
Cognizant Technology Solutions Corp., Class A	18,236	1,422,043
Corning, Inc.	27,023	1,002,283
DXC Technology Co.(b)	40,359	1,210,366
Enphase Energy, Inc.(b)	524	131,000
F5, Inc.(b)	1,001	227,808
Fidelity National Information Services, Inc.	8,524	890,758
Fiserv, Inc.(b)	11,135	1,074,750
FleetCor Technologies, Inc.(b)	755	156,383
Fortinet, Inc.(b)	762	253,068
Gartner, Inc.(b)	1,136	354,716
Global Payments, Inc.	3,832	456,161
Hewlett Packard Enterprise Co.	155,214	2,227,321
HP, Inc.	178,656	6,302,984
Intel Corp.	115,433	5,679,304
International Business Machines Corp.	43,488	5,092,445
Intuit, Inc.	1,352	881,910
IPG Photonics Corp.(b)	634	104,096
Jack Henry & Associates, Inc.	825	125,095
Juniper Networks, Inc.	13,220	411,539
Keysight Technologies, Inc.(b)	2,164	420,855
KLA Corp.	1,587	647,702
Lam Research Corp.	1,948	1,324,348
Mastercard, Inc., Class A	3,829	1,205,829
Microchip Technology, Inc.	5,778	482,058
Micron Technology, Inc.	27,698	2,326,632
Microsoft Corp.	45,550	15,058,374
Monolithic Power Systems, Inc.	180	99,623
Motorola Solutions, Inc.	2,616	662,319
NetApp, Inc.	5,101	453,377
NortonLifeLock, Inc.(c)	7,691	191,121
NVIDIA Corp.	7,785	2,543,827
NXP Semiconductors N.V. (China)	3,747	836,930
Oracle Corp.	36,059	3,271,994
Paychex, Inc.	2,935	349,852
Paycom Software, Inc.(b)	168	73,497
PayPal Holdings, Inc.(b)	6,760	1,249,856
PTC, Inc.(b)	1,093	119,771
Qorvo, Inc.(b)	1,928	281,931
QUALCOMM, Inc.	18,317	3,307,317
salesforce.com, inc.(b)	7,316	2,084,767
Seagate Technology Holdings PLC	10,167	1,043,846
ServiceNow, Inc.(b)	636	411,937
Skyworks Solutions, Inc.	2,144	325,159
Synopsys, Inc.(b)	991	337,931
TE Connectivity Ltd.	7,893	1,214,969
Teledyne Technologies, Inc.(b)	634	263,294
Teradyne, Inc.	2,275	347,779
Texas Instruments, Inc.	7,018	1,350,053
Trimble, Inc.(b)	2,949	253,231
Tyler Technologies, Inc.(b)	210	108,986
VeriSign, Inc.(b)	456	109,399
Visa, Inc., Class A(c)	8,040	1,557,911
	Shares	Value
Information Technology-(continued)
Western Digital Corp.(b)	23,314	$1,348,482
Western Union Co. (The)(c)	19,204	303,807
Xilinx, Inc.	1,722	393,391
Zebra Technologies Corp., Class A(b)	715	420,978
		126,663,404
Materials-2.91%
Air Products and Chemicals, Inc.	2,919	839,037
Albemarle Corp.	1,074	286,210
Amcor PLC	83,512	945,356
Avery Dennison Corp.	2,803	574,811
Ball Corp.	10,832	1,012,250
Celanese Corp.	3,643	551,405
CF Industries Holdings, Inc.	8,022	486,053
Corteva, Inc.	27,360	1,231,200
Dow, Inc.	61,321	3,368,363
DuPont de Nemours, Inc.	20,917	1,547,021
Eastman Chemical Co.	6,845	713,865
Ecolab, Inc.	4,296	951,435
FMC Corp.	3,809	381,624
Freeport-McMoRan, Inc.	40,938	1,517,981
International Flavors & Fragrances, Inc.	4,383	623,131
International Paper Co.	29,206	1,329,457
Linde PLC (United Kingdom)	7,451	2,370,461
LyondellBasell Industries N.V., Class A	30,391	2,647,968
Martin Marietta Materials, Inc.	1,053	424,896
Mosaic Co. (The)	24,973	854,576
Newmont Corp.	17,430	957,256
Nucor Corp.	18,501	1,965,916
Packaging Corp. of America	3,738	488,146
PPG Industries, Inc.	8,180	1,261,111
Sealed Air Corp.	7,120	442,294
Sherwin-Williams Co. (The)	5,217	1,728,079
Vulcan Materials Co.	2,210	423,524
WestRock Co.	27,910	1,211,015
		31,134,441
Real Estate-0.85%
Alexandria Real Estate Equities, Inc.	817	163,457
American Tower Corp.	2,334	612,628
AvalonBay Communities, Inc.	792	189,185
Boston Properties, Inc.	2,063	222,474
CBRE Group, Inc., Class A(b)	20,573	1,966,162
Crown Castle International Corp.	2,570	466,840
Digital Realty Trust, Inc.	2,197	368,525
Duke Realty Corp.	1,714	99,978
Equinix, Inc.	623	506,000
Equity Residential	2,383	203,294
Essex Property Trust, Inc.	349	118,464
Extra Space Storage, Inc.	625	125,000
Federal Realty Investment Trust	595	72,989
Healthpeak Properties, Inc.	4,433	145,668
Host Hotels & Resorts, Inc.(b)(c)	7,554	118,598
Iron Mountain, Inc.	7,303	331,848
Kimco Realty Corp.	4,173	93,559
Mid-America Apartment Communities, Inc.	739	152,419
Prologis, Inc.	2,689	405,367
Public Storage	758	248,154
Realty Income Corp.	2,039	138,489
Regency Centers Corp.	1,295	89,795
SBA Communications Corp., Class A	492	169,150
Simon Property Group, Inc.	2,916	445,681
UDR, Inc.	1,852	105,064

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
Ventas, Inc.	5,214	$244,641
Vornado Realty Trust	2,971	119,256
Welltower, Inc.	4,014	319,595
Weyerhaeuser Co.	22,606	850,212
		9,092,492
Utilities-2.34%
AES Corp. (The)	35,082	820,217
Alliant Energy Corp.	4,615	252,856
Ameren Corp.	5,506	449,235
American Electric Power Co., Inc.	14,169	1,148,397
American Water Works Co., Inc.	1,695	285,726
Atmos Energy Corp.	2,842	256,689
CenterPoint Energy, Inc.	24,266	628,732
CMS Energy Corp.	8,801	517,939
Consolidated Edison, Inc.	13,830	1,073,761
Dominion Energy, Inc.	14,485	1,031,332
DTE Energy Co.	9,258	1,003,012
Duke Energy Corp.	18,885	1,832,034
Edison International	19,339	1,262,450
Entergy Corp.	7,768	779,441
Evergy, Inc.	6,533	413,539
Eversource Energy	8,612	708,509
Exelon Corp.	58,555	3,087,605
FirstEnergy Corp.	23,117	870,586
NextEra Energy, Inc.	17,884	1,551,974
NiSource, Inc.	15,069	369,341
NRG Energy, Inc.	33,331	1,200,583
Pinnacle West Capital Corp.	3,956	257,338
	Shares	Value
Utilities-(continued)
PPL Corp.	17,799	$495,346
Public Service Enterprise Group, Inc.	12,661	791,186
Sempra Energy	7,268	871,215
Southern Co. (The)	26,430	1,614,873
WEC Energy Group, Inc.	6,696	582,083
Xcel Energy, Inc.	14,956	953,146
		25,109,145
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $830,000,987)		1,069,983,198
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.32%
Invesco Private Government Fund, 0.02%(d)(e)(f)	7,463,774	7,463,774
Invesco Private Prime Fund, 0.11%(d)(e)(f)	17,410,249	17,415,472
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,879,881)		24,879,246
TOTAL INVESTMENTS IN SECURITIES-102.18% (Cost $854,880,868)		1,094,862,444
OTHER ASSETS LESS LIABILITIES-(2.18)%		(23,376,546)
NET ASSETS-100.00%		$1,071,485,898

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Invesco Ltd.	$449,253	$114,688	$-	$(68,930)	$-	$495,011	$3,742
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	5,238,030	(5,238,030)	-	-	-	41
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,278,231	22,442,923	(16,257,380)	-	-	7,463,774	237*
Invesco Private Prime Fund	2,982,538	54,487,427	(40,052,644)	(635)	(1,214)	17,415,472	2,982*
Total	$4,710,022	$82,283,068	$(61,548,054)	$(69,565)	$(1,214)	$25,374,257	$7,002

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
November 30, 2021
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400 Revenue ETF (RWK)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-1.11%
Cable One, Inc.	183	$324,287
Iridium Communications, Inc.(b)	3,172	121,963
John Wiley & Sons, Inc., Class A(c)	8,997	467,664
New York Times Co. (The), Class A	9,589	455,478
TEGNA, Inc.	43,187	852,943
Telephone & Data Systems, Inc.	68,323	1,207,951
TripAdvisor, Inc.(b)(c)	4,526	117,042
World Wrestling Entertainment, Inc., Class A	4,774	235,645
Yelp, Inc.(b)	6,605	226,420
Ziff Davis, Inc.(b)	3,082	350,947
		4,360,340
Consumer Discretionary-22.20%
Adient PLC(b)	99,425	4,220,591
American Eagle Outfitters, Inc.(c)	42,463	1,099,367
AutoNation, Inc.(b)(c)	58,138	7,200,391
Boyd Gaming Corp.(b)	12,513	733,387
Brunswick Corp.	14,009	1,315,585
Callaway Golf Co.(b)(c)	21,387	576,594
Capri Holdings Ltd.(b)	22,710	1,344,886
Carter’s, Inc.	8,413	849,965
Choice Hotels International, Inc.	1,817	260,830
Churchill Downs, Inc.	1,698	380,726
Columbia Sportswear Co.	6,867	669,739
Cracker Barrel Old Country Store, Inc.	4,686	571,786
Crocs, Inc.(b)	3,261	534,869
Dana, Inc.	100,955	2,170,532
Deckers Outdoor Corp.(b)(c)	1,672	677,829
Dick’s Sporting Goods, Inc.	22,412	2,634,755
Five Below, Inc.(b)	3,477	707,361
Foot Locker, Inc.	42,250	1,928,290
Fox Factory Holding Corp.(b)	1,872	329,041
GameStop Corp., Class A(b)(c)	7,087	1,390,540
Gentex Corp.(c)	15,574	536,213
Goodyear Tire & Rubber Co. (The)(b)	234,326	4,712,296
Graham Holdings Co., Class B	1,289	730,244
Grand Canyon Education, Inc.(b)	2,508	181,755
H&R Block, Inc.	33,611	795,908
Harley-Davidson, Inc.	33,029	1,209,852
Helen of Troy Ltd.(b)(c)	2,399	576,959
Jack in the Box, Inc.	2,790	230,454
KB Home	29,090	1,163,309
Kohl’s Corp.	90,002	4,610,802
Lear Corp.	33,038	5,543,446
Lithia Motors, Inc., Class A	13,638	3,973,159
Marriott Vacations Worldwide Corp.	5,313	811,029
Mattel, Inc.(b)(c)	65,191	1,382,701
Murphy USA, Inc.(c)	23,368	4,050,375
Nordstrom, Inc.(b)(c)	127,334	2,695,661
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	6,358	393,497
Papa John’s International, Inc.	3,821	465,856
Polaris, Inc.	17,249	1,928,266
RH(b)(c)	1,176	685,820
Scientific Games Corp.(b)	10,775	688,738
Service Corp. International	16,016	1,059,619
Six Flags Entertainment Corp.(b)	4,884	178,608
Skechers U.S.A., Inc., Class A(b)	30,866	1,386,501
Taylor Morrison Home Corp., Class A(b)	60,837	1,889,597
Tempur Sealy International, Inc.	23,518	1,007,511
Texas Roadhouse, Inc.	8,101	671,897
Thor Industries, Inc.(c)	24,753	2,616,640
Toll Brothers, Inc.	34,221	2,172,007
	Shares	Value
Consumer Discretionary-(continued)
TopBuild Corp.(b)	3,343	$901,908
Travel + Leisure Co.	12,224	601,665
Tri Pointe Homes, Inc.(b)	41,750	1,042,497
Urban Outfitters, Inc.(b)(c)	33,536	1,062,085
Victoria’s Secret & Co.(b)(c)	25,954	1,408,783
Visteon Corp.(b)	7,340	777,453
Wendy’s Co. (The)	21,325	438,869
Williams-Sonoma, Inc.(c)	10,903	2,124,341
Wingstop, Inc.(c)	366	58,780
Wyndham Hotels & Resorts, Inc.	4,708	374,192
YETI Holdings, Inc.(b)(c)	3,213	296,110
		87,032,467
Consumer Staples-7.73%
BJ’s Wholesale Club Holdings, Inc.(b)	68,154	4,508,387
Boston Beer Co., Inc. (The), Class A(b)(c)	970	437,635
Casey’s General Stores, Inc.	11,202	2,176,437
Coty, Inc., Class A(b)	142,204	1,383,645
Darling Ingredients, Inc.(b)	14,736	994,975
Energizer Holdings, Inc.	19,842	737,924
Flowers Foods, Inc.	46,538	1,201,611
Grocery Outlet Holding Corp.(b)(c)	31,453	910,879
Hain Celestial Group, Inc. (The)(b)(c)	13,136	517,953
Ingredion, Inc.	18,994	1,768,911
Lancaster Colony Corp.	2,126	310,821
Nu Skin Enterprises, Inc., Class A	15,013	658,770
Performance Food Group Co.(b)	173,673	7,000,759
Pilgrim’s Pride Corp.(b)	117,746	3,306,308
Post Holdings, Inc.(b)	14,017	1,354,042
Sanderson Farms, Inc.	5,844	1,097,386
Sprouts Farmers Market, Inc.(b)(c)	68,465	1,811,584
Tootsie Roll Industries, Inc.(c)	4,167	131,052
		30,309,079
Energy-3.11%
Antero Midstream Corp.(c)	24,064	233,661
ChampionX Corp.(b)	31,352	639,894
CNX Resources Corp.(b)(c)	42,297	576,931
DT Midstream, Inc.(b)	4,349	199,489
EQT Corp.(b)	36,365	706,572
Equitrans Midstream Corp.	40,648	391,034
HollyFrontier Corp.	118,219	3,820,838
Murphy Oil Corp.	27,860	740,519
NOV, Inc.(b)	103,466	1,233,315
Targa Resources Corp.	70,986	3,665,007
		12,207,260
Financials-11.76%
Affiliated Managers Group, Inc.	3,469	590,181
Alleghany Corp.(b)	4,263	2,757,649
American Financial Group, Inc.	14,254	1,904,477
Associated Banc-Corp.	13,784	301,870
Bank of Hawaii Corp.	2,151	171,607
Bank OZK	7,256	324,416
Brighthouse Financial, Inc.(b)	16,949	823,891
Cadence Bank(c)	9,818	286,882
Cathay General Bancorp	4,496	188,427
CIT Group, Inc.	14,049	689,244
CNO Financial Group, Inc.	45,099	1,021,943
Commerce Bancshares, Inc.	5,226	364,775
Cullen/Frost Bankers, Inc.	3,079	387,615
East West Bancorp, Inc.	6,084	468,468
Essent Group Ltd.	5,326	221,455
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
Evercore, Inc., Class A	4,874	$676,024
F.N.B. Corp.	29,759	346,990
FactSet Research Systems, Inc.	1,019	477,473
Federated Hermes, Inc., Class B(c)	10,996	370,675
First American Financial Corp.	31,241	2,317,457
First Financial Bankshares, Inc.(c)	2,931	146,316
First Horizon Corp.	65,942	1,063,644
FirstCash, Inc.	4,494	286,897
Fulton Financial Corp.	16,480	260,219
Glacier Bancorp, Inc.	4,084	221,761
Hancock Whitney Corp.	7,792	372,302
Hanover Insurance Group, Inc. (The)	9,562	1,164,173
Home BancShares, Inc.	9,264	221,688
Interactive Brokers Group, Inc., Class A	12,045	889,162
International Bancshares Corp.	3,769	158,336
Janus Henderson Group PLC	15,850	677,271
Jefferies Financial Group, Inc.	60,600	2,277,348
Kemper Corp.	21,769	1,204,261
Kinsale Capital Group, Inc.	838	174,304
Mercury General Corp.	17,768	906,523
MGIC Investment Corp.	19,874	280,223
Navient Corp.	40,167	792,495
New York Community Bancorp, Inc.	36,138	432,933
Old Republic International Corp.	92,370	2,213,185
PacWest Bancorp	7,255	324,589
Pinnacle Financial Partners, Inc.	3,349	319,528
Primerica, Inc.	4,308	633,922
PROG Holdings, Inc.(b)(c)	16,687	752,917
Prosperity Bancshares, Inc.	4,647	331,238
Reinsurance Group of America, Inc.	35,248	3,345,388
RenaissanceRe Holdings Ltd. (Bermuda)	8,696	1,340,141
RLI Corp.	2,776	285,317
SEI Investments Co.	7,707	459,568
Selective Insurance Group, Inc.	9,999	755,324
Signature Bank	2,020	610,646
SLM Corp.	31,354	557,474
Sterling Bancorp	12,122	300,747
Stifel Financial Corp.	16,270	1,155,333
Synovus Financial Corp.	13,472	610,147
Texas Capital Bancshares, Inc.(b)	4,955	279,066
UMB Financial Corp.	3,963	398,599
Umpqua Holdings Corp.	18,269	348,207
United Bankshares, Inc.	9,019	322,249
Unum Group	130,719	3,019,609
Valley National Bancorp	31,528	423,736
Washington Federal, Inc.	5,034	163,555
Webster Financial Corp.	6,374	343,495
Wintrust Financial Corp.	6,607	578,311
		46,093,666
Health Care-6.51%
Acadia Healthcare Co., Inc.(b)	9,739	547,040
Amedisys, Inc.(b)	3,097	432,496
Arrowhead Pharmaceuticals, Inc.(b)(c)	415	29,071
Chemed Corp.	1,133	527,400
Encompass Health Corp.	15,663	902,502
Envista Holdings Corp.(b)(c)	16,457	638,532
Exelixis, Inc.(b)	14,517	243,740
Globus Medical, Inc., Class A(b)	2,867	179,532
Haemonetics Corp.(b)	3,357	172,046
Halozyme Therapeutics, Inc.(b)	2,508	82,463
HealthEquity, Inc.(b)	2,862	156,494
Hill-Rom Holdings, Inc.	4,868	756,974
	Shares	Value
Health Care-(continued)
ICU Medical, Inc.(b)	1,313	$297,014
Integra LifeSciences Holdings Corp.(b)(c)	5,382	344,179
Jazz Pharmaceuticals PLC(b)(c)	4,897	587,003
LHC Group, Inc.(b)	3,080	353,338
LivaNova PLC(b)	3,089	247,614
Masimo Corp.(b)	1,077	299,535
Medpace Holdings, Inc.(b)	1,346	279,174
Molina Healthcare, Inc.(b)	23,465	6,691,749
Nektar Therapeutics(b)(c)	1,630	18,354
Neogen Corp.(b)	2,762	110,839
Neurocrine Biosciences, Inc.(b)	2,672	222,444
NuVasive, Inc.(b)	5,005	240,540
Option Care Health, Inc.(b)	31,339	793,190
Patterson Cos., Inc.	49,243	1,549,677
Penumbra, Inc.(b)(c)	594	145,916
Perrigo Co. PLC(c)	26,033	955,671
Progyny, Inc.(b)(c)	1,931	98,037
Quidel Corp.(b)(c)	3,128	461,568
R1 RCM, Inc.(b)(c)	16,560	394,459
Repligen Corp.(b)	426	122,049
STAAR Surgical Co.(b)	346	32,936
Syneos Health, Inc.(b)	12,648	1,228,880
Tandem Diabetes Care, Inc.(b)	1,237	158,979
Tenet Healthcare Corp.(b)	66,673	4,858,461
United Therapeutics Corp.(b)	1,898	359,671
		25,519,567
Industrials-21.92%
Acuity Brands, Inc.	4,902	987,018
AECOM(b)	52,451	3,615,972
AGCO Corp.	20,620	2,272,530
ASGN, Inc.(b)	9,063	1,102,786
Avis Budget Group, Inc.(b)	19,326	5,306,726
Axon Enterprise, Inc.(b)	1,129	190,564
Brink’s Co. (The)(c)	13,809	844,558
Builders FirstSource, Inc.(b)	68,822	4,779,000
CACI International, Inc., Class A(b)	5,952	1,544,127
Carlisle Cos., Inc.	5,604	1,262,021
Clean Harbors, Inc.(b)	8,256	837,489
Colfax Corp.(b)	19,070	885,611
Crane Co.	8,364	807,461
Curtiss-Wright Corp.	5,440	684,461
Donaldson Co., Inc.	12,001	677,216
Dycom Industries, Inc.(b)	11,164	1,043,611
EMCOR Group, Inc.	19,892	2,373,911
EnerSys	9,703	718,895
Flowserve Corp.	25,792	773,244
Fluor Corp.(b)(c)	217,850	4,816,663
FTI Consulting, Inc.(b)(c)	4,923	719,201
GATX Corp.(c)	3,494	344,159
Graco, Inc.	6,169	449,658
GXO Logistics, Inc.(b)	22,588	2,169,577
Hexcel Corp.(b)(c)	5,475	281,306
Hubbell, Inc.	5,815	1,137,995
IAA, Inc.(b)	7,677	370,799
Insperity, Inc.	10,910	1,262,723
ITT, Inc.	7,527	711,904
JetBlue Airways Corp.(b)	58,209	781,165
KAR Auction Services, Inc.(b)(c)	36,718	550,403
KBR, Inc.	37,570	1,653,080
Kennametal, Inc.	12,976	458,961
Kirby Corp.(b)	10,088	526,795
Knight-Swift Transportation Holdings, Inc.	24,458	1,400,220

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Landstar System, Inc.	8,193	$1,380,930
Lennox International, Inc.	3,261	1,007,714
Lincoln Electric Holdings, Inc.	5,550	749,028
ManpowerGroup, Inc.	42,424	3,802,463
MasTec, Inc.(b)	20,144	1,856,672
Mercury Systems, Inc.(b)	4,943	241,960
Middleby Corp. (The)(b)	4,225	738,023
MillerKnoll, Inc.	15,460	586,552
MSA Safety, Inc.	2,162	309,858
MSC Industrial Direct Co., Inc., Class A	9,908	779,760
Nordson Corp.	2,420	615,140
nVent Electric PLC	16,554	576,576
Oshkosh Corp.(c)	17,484	1,881,278
Owens Corning	21,559	1,829,066
Regal Rexnord Corp.	5,461	863,384
Ryder System, Inc.	28,983	2,407,908
Saia, Inc.(b)	2,114	700,115
Science Applications International Corp.	21,759	1,825,363
Simpson Manufacturing Co., Inc.	3,276	377,919
Stericycle, Inc.(b)	9,322	526,693
Sunrun, Inc.(b)(c)	7,096	326,700
Terex Corp.	18,865	799,499
Tetra Tech, Inc.	5,259	971,232
Timken Co. (The)	13,879	913,655
Toro Co. (The)	9,106	915,699
Trex Co., Inc.(b)(c)	2,271	301,521
Trinity Industries, Inc.	14,695	389,418
Univar Solutions, Inc.(b)	96,234	2,493,423
Valmont Industries, Inc.	3,309	790,950
Watsco, Inc.	5,067	1,483,162
Werner Enterprises, Inc.(c)	13,199	595,407
Woodward, Inc.(c)	4,634	490,277
XPO Logistics, Inc.(b)	56,094	4,063,449
		85,932,604
Information Technology-12.29%
ACI Worldwide, Inc.(b)	10,083	293,819
Alliance Data Systems Corp.(c)	11,554	787,521
Amkor Technology, Inc.	49,732	1,072,222
Arrow Electronics, Inc.(b)	71,788	8,733,010
Aspen Technology, Inc.(b)	1,404	203,622
Avnet, Inc.	127,328	4,618,187
Azenta, Inc.	2,994	338,621
Belden, Inc.	9,303	573,716
Blackbaud, Inc.(b)	3,385	255,432
CDK Global, Inc.	10,550	407,652
Cerence, Inc.(b)(c)	953	71,647
Ciena Corp.(b)	15,955	960,970
Cirrus Logic, Inc.(b)	4,082	327,295
CMC Materials, Inc.(c)	2,227	295,746
Cognex Corp.	2,816	217,536
Coherent, Inc.(b)	1,425	368,975
CommVault Systems, Inc.(b)	2,352	147,894
Concentrix Corp.	7,842	1,301,772
Digital Turbine, Inc.(b)(c)	1,889	100,230
Envestnet, Inc.(b)	3,559	272,868
Fair Isaac Corp.(b)(c)	755	266,613
First Solar, Inc.(b)	7,592	786,531
Genpact Ltd.	19,274	930,356
II-VI Incorporated(b)(c)	12,852	803,636
Jabil, Inc.	117,067	6,843,737
Lattice Semiconductor Corp.(b)	1,808	137,281
Littelfuse, Inc.	1,657	494,581
	Shares	Value
Information Technology-(continued)
LiveRamp Holdings, Inc.(b)	2,303	$108,080
Lumentum Holdings, Inc.(b)(c)	5,157	447,473
Manhattan Associates, Inc.(b)	962	150,226
Maximus, Inc.	12,368	933,166
Mimecast Ltd.(b)	1,942	157,302
MKS Instruments, Inc.	4,554	692,937
National Instruments Corp.	8,081	335,523
NCR Corp.(b)	41,265	1,605,208
Paylocity Holding Corp.(b)	600	151,404
Qualys, Inc.(b)	840	109,444
Sabre Corp.(b)(c)	31,349	236,058
SailPoint Technologies Holding, Inc.(b)(c)	2,150	113,068
Semtech Corp.(b)	2,291	196,270
Silicon Laboratories, Inc.(b)(c)	1,549	304,022
SolarEdge Technologies, Inc.(b)	1,497	490,657
Synaptics, Inc.(b)	1,845	520,733
TD SYNNEX Corp.	52,598	5,441,789
Teradata Corp.(b)(c)	9,471	411,231
Universal Display Corp.	650	92,982
ViaSat, Inc.(b)(c)	12,352	547,070
Vishay Intertechnology, Inc.	34,822	709,324
Vontier Corp.	20,702	652,320
WEX, Inc.(b)	2,426	306,695
Wolfspeed, Inc.(b)(c)	1,812	222,187
Xerox Holdings Corp.	87,837	1,617,957
		48,164,596
Materials-8.09%
AptarGroup, Inc.	6,176	738,588
Ashland Global Holdings, Inc.	6,508	657,764
Avient Corp.	23,089	1,270,126
Cabot Corp.	15,875	833,120
Chemours Co. (The)	45,914	1,363,646
Cleveland-Cliffs, Inc.(b)(c)	139,006	2,828,772
Commercial Metals Co.	49,827	1,539,654
Compass Minerals International, Inc.	5,009	243,688
Eagle Materials, Inc.	2,881	444,308
Greif, Inc., Class A	19,883	1,206,500
Ingevity Corp.(b)(c)	4,544	326,759
Louisiana-Pacific Corp.	16,007	1,046,057
Minerals Technologies, Inc.	5,846	383,907
NewMarket Corp.	1,666	551,946
Olin Corp.	37,978	2,064,104
Reliance Steel & Aluminum Co.	17,827	2,649,627
Royal Gold, Inc.	1,418	141,843
RPM International, Inc.	19,296	1,756,708
Scotts Miracle-Gro Co. (The)	8,461	1,225,914
Sensient Technologies Corp.	3,728	362,697
Silgan Holdings, Inc.	32,542	1,349,517
Sonoco Products Co.	21,807	1,267,641
Steel Dynamics, Inc.	49,609	2,966,618
United States Steel Corp.	132,531	2,996,526
Valvoline, Inc.	22,851	778,534
Worthington Industries, Inc.	15,132	726,033
		31,720,597
Real Estate-2.88%
American Campus Communities, Inc.	4,404	227,863
Apartment Income REIT Corp.	3,538	179,589
Brixmor Property Group, Inc.	12,131	275,859
Camden Property Trust	1,820	300,682
CoreSite Realty Corp.	1,068	182,681
Corporate Office Properties Trust	6,007	154,140

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
Cousins Properties, Inc.	5,025	$189,744
CyrusOne, Inc.	3,628	322,965
Douglas Emmett, Inc.	6,739	220,837
EastGroup Properties, Inc.	553	112,646
EPR Properties	2,022	93,255
First Industrial Realty Trust, Inc.	2,156	130,244
Healthcare Realty Trust, Inc.(c)	4,249	133,079
Highwoods Properties, Inc.	4,228	182,650
Hudson Pacific Properties, Inc.	7,971	194,014
JBG SMITH Properties	5,289	146,981
Jones Lang LaSalle, Inc.(b)	18,738	4,401,744
Kilroy Realty Corp.	3,616	233,340
Lamar Advertising Co., Class A	3,753	410,053
Life Storage, Inc.	1,369	180,900
Macerich Co. (The)(c)	11,669	220,077
Medical Properties Trust, Inc.	16,748	356,565
National Retail Properties, Inc.	3,752	165,463
National Storage Affiliates Trust	2,112	129,635
Omega Healthcare Investors, Inc.(c)	6,931	193,652
Park Hotels & Resorts, Inc.(b)	9,536	158,679
Pebblebrook Hotel Trust(c)	4,736	99,219
Physicians Realty Trust	6,162	109,868
PotlatchDeltic Corp.	7,028	380,496
PS Business Parks, Inc.	741	129,823
Rayonier, Inc.	6,070	229,264
Rexford Industrial Realty, Inc.	1,596	111,848
Sabra Health Care REIT, Inc.	9,011	116,512
SL Green Realty Corp.	3,463	240,436
Spirit Realty Capital, Inc.	2,644	117,817
STORE Capital Corp.	5,375	177,052
Urban Edge Properties	4,976	85,736
		11,295,408
Utilities-2.36%
ALLETE, Inc.	5,044	295,730
Black Hills Corp.	6,931	444,416
Essential Utilities, Inc.	9,448	446,607
Hawaiian Electric Industries, Inc.	15,806	600,470
IDACORP, Inc.	3,375	353,092
	Shares	Value
Utilities-(continued)
MDU Resources Group, Inc.	46,053	$1,254,023
National Fuel Gas Co.	8,062	466,064
New Jersey Resources Corp.	13,829	508,630
NorthWestern Corp.	5,167	285,735
OGE Energy Corp.	24,571	843,277
ONE Gas, Inc.	6,193	401,554
PNM Resources, Inc.	8,303	408,840
Southwest Gas Holdings, Inc.	12,543	825,455
Spire, Inc.	8,786	525,842
UGI Corp.	38,383	1,583,299
		9,243,034
Total Common Stocks & Other Equity Interests (Cost $337,022,232)		391,878,618
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $199,323)	199,323	199,323
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $337,221,555)		392,077,941
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.79%
Invesco Private Government Fund, 0.02%(d)(e)(f)	15,037,369	15,037,369
Invesco Private Prime Fund, 0.11%(d)(e)(f)	35,076,672	35,087,195
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,126,810)		50,124,564
TOTAL INVESTMENTS IN SECURITIES-112.80% (Cost $387,348,365)		442,202,505
OTHER ASSETS LESS LIABILITIES-(12.80)%		(50,192,791)
NET ASSETS-100.00%		$392,009,714

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$106,364	$2,050,469	$(1,957,510)	$-	$-	$199,323	$11
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
November 30, 2021
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,318,420	$26,502,167	$(18,783,218)	$-	$-	$15,037,369	$590*
Invesco Private Prime Fund	17,259,450	59,079,163	(41,247,333)	(2,246)	(1,839)	35,087,195	7,343*
Total	$24,684,234	$87,631,799	$(61,988,061)	$(2,246)	$(1,839)	$50,323,887	$7,944

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-1.82%
AMC Networks, Inc., Class A(b)(c)	47,714	$1,842,237
ATN International, Inc.	7,736	295,593
Cinemark Holdings, Inc.(b)(c)	23,946	371,642
Cogent Communications Holdings, Inc.	5,997	449,355
Consolidated Communications Holdings, Inc.(b)(c)	106,805	803,174
E.W. Scripps Co. (The), Class A	101,589	1,882,444
Gannett Co., Inc.(b)	398,707	2,037,393
Marcus Corp. (The)(b)(c)	10,749	187,785
Meredith Corp.(b)	55,802	3,292,318
QuinStreet, Inc.(b)	23,074	353,263
Scholastic Corp.	29,476	1,109,477
Shenandoah Telecommunications Co.	5,921	150,334
TechTarget, Inc.(b)(c)	1,745	168,619
		12,943,634
Consumer Discretionary-24.06%
Aaron’s Co., Inc. (The)	52,967	1,175,867
Abercrombie & Fitch Co., Class A(b)(c)	76,972	2,770,992
Adtalem Global Education, Inc.(b)	22,083	655,203
American Axle & Manufacturing Holdings, Inc.(b)	516,096	4,572,610
American Public Education, Inc.(b)	9,414	177,830
America’s Car-Mart, Inc.(b)	6,254	613,767
Asbury Automotive Group, Inc.(b)(c)	39,086	6,396,033
Barnes & Noble Education, Inc.(b)	109,794	770,754
Bed Bath & Beyond, Inc.(b)(c)	303,938	5,571,183
Big Lots, Inc.(c)	101,523	4,404,068
BJ’s Restaurants, Inc.(b)	17,583	525,028
Bloomin’ Brands, Inc.(b)	110,273	1,948,524
Boot Barn Holdings, Inc.(b)	9,388	1,148,528
Brinker International, Inc.(b)	49,105	1,699,033
Buckle, Inc. (The)(c)	22,185	1,043,582
Caleres, Inc.	84,389	1,992,424
Cato Corp. (The), Class A	33,682	554,069
Cavco Industries, Inc.(b)	3,530	1,050,140
Century Communities, Inc.	41,877	2,976,198
Cheesecake Factory, Inc. (The)(b)(c)	42,209	1,617,449
Chico’s FAS, Inc.(b)	262,812	1,505,913
Children’s Place, Inc. (The)(b)(c)	16,612	1,437,436
Chuy’s Holdings, Inc.(b)(c)	8,670	248,482
Conn’s, Inc.(b)	47,899	1,048,030
Cooper-Standard Holdings, Inc.(b)	89,385	2,063,900
Dave & Buster’s Entertainment, Inc.(b)(c)	11,248	365,335
Designer Brands, Inc., Class A(b)(c)	169,402	2,317,419
Dine Brands Global, Inc.(b)(c)	7,657	549,926
Dorman Products, Inc.(b)	9,656	1,071,623
El Pollo Loco Holdings, Inc.(b)	19,081	240,802
Ethan Allen Interiors, Inc.	21,406	481,635
Fiesta Restaurant Group, Inc.(b)	34,175	318,853
Fossil Group, Inc.(b)(c)	108,063	1,291,353
Genesco, Inc.(b)	28,393	1,794,438
Gentherm, Inc.(b)	10,108	853,621
G-III Apparel Group Ltd.(b)	60,763	1,801,015
Group 1 Automotive, Inc.	60,676	11,816,651
Guess?, Inc.	81,848	1,845,672
Haverty Furniture Cos., Inc., (Acquired 11/17/2014 - 11/04/2021; Cost $588,793)(d)	19,967	597,213
Hibbett, Inc.(c)	15,528	1,210,408
Installed Building Products, Inc.	11,167	1,441,548
iRobot Corp.(b)(c)	14,456	1,097,355
	Shares	Value
Consumer Discretionary-(continued)
Kontoor Brands, Inc.	33,713	$1,817,805
La-Z-Boy, Inc.	44,975	1,501,715
LCI Industries	21,522	3,277,155
LGI Homes, Inc.(b)(c)	14,515	2,085,225
Liquidity Services, Inc.(b)	7,425	168,325
Lumber Liquidators Holdings, Inc.(b)(c)	45,455	697,280
M.D.C. Holdings, Inc.	69,350	3,317,704
M/I Homes, Inc.(b)	43,143	2,411,262
Macy’s, Inc.	800,381	22,810,858
MarineMax, Inc.(b)(c)	31,736	1,690,577
Meritage Homes Corp.(b)	35,553	4,012,512
Monarch Casino & Resort, Inc.(b)	3,459	233,033
Monro, Inc.	16,681	934,470
Motorcar Parts of America, Inc.(b)(c)	24,249	388,954
Movado Group, Inc.	15,526	696,652
ODP Corp. (The)(b)	166,820	6,299,123
Oxford Industries, Inc.	8,283	791,358
Patrick Industries, Inc.	31,724	2,530,623
Perdoceo Education Corp.(b)	49,160	484,226
PetMed Express, Inc.(c)	7,671	209,879
Red Robin Gourmet Burgers, Inc.(b)	32,098	523,197
Rent-A-Center, Inc.	45,882	2,026,608
Ruth’s Hospitality Group, Inc.(b)(c)	12,683	215,611
Sally Beauty Holdings, Inc.(b)(c)	176,821	3,463,923
Shake Shack, Inc., Class A(b)(c)	5,673	414,072
Shoe Carnival, Inc.(c)	25,458	995,408
Shutterstock, Inc.	4,810	548,388
Signet Jewelers Ltd.	68,080	6,613,291
Sleep Number Corp.(b)(c)	17,988	1,435,083
Sonic Automotive, Inc., Class A(c)	173,389	7,786,900
Standard Motor Products, Inc.	21,847	1,093,224
Steven Madden Ltd.	28,236	1,339,798
Strategic Education, Inc.	10,792	577,372
Sturm Ruger & Co., Inc.	6,984	500,683
Tupperware Brands Corp.(b)(c)	60,598	947,753
Unifi, Inc.(b)	23,961	488,086
Universal Electronics, Inc.(b)	9,056	327,827
Vera Bradley, Inc.(b)	37,074	352,574
Vista Outdoor, Inc.(b)	43,913	1,917,681
Winnebago Industries, Inc.(c)	35,331	2,551,605
Wolverine World Wide, Inc.	48,186	1,500,030
WW International, Inc.(b)(c)	44,301	745,143
Zumiez, Inc.(b)	22,251	1,018,206
		170,803,109
Consumer Staples-10.96%
Andersons, Inc. (The)	264,631	8,992,161
B&G Foods, Inc.(c)	50,154	1,511,140
Calavo Growers, Inc.	19,109	774,679
Cal-Maine Foods, Inc.	28,405	1,024,284
Celsius Holdings, Inc.(b)(c)	1,551	106,104
Central Garden & Pet Co.(b)(c)	28,328	1,364,843
Central Garden & Pet Co., Class A(b)	31,443	1,363,054
Chefs’ Warehouse, Inc. (The)(b)(c)	33,566	1,042,896
Coca-Cola Consolidated, Inc.	10,247	5,846,631
Edgewell Personal Care Co.	40,451	1,717,549
elf Beauty, Inc.(b)	8,582	258,490
Fresh Del Monte Produce, Inc.	106,022	2,625,105
Inter Parfums, Inc.	7,874	691,573
J&J Snack Foods Corp.	4,951	676,208
John B. Sanfilippo & Son, Inc.	7,640	629,536
Medifast, Inc.	4,064	836,127
MGP Ingredients, Inc.(c)	5,571	434,427
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
National Beverage Corp.(c)	15,141	$786,424
PriceSmart, Inc.	31,272	2,242,828
Seneca Foods Corp., Class A(b)	21,586	921,938
Simply Good Foods Co. (The)(b)(c)	20,442	755,741
SpartanNash Co.	324,456	7,764,232
TreeHouse Foods, Inc.(b)(c)	83,414	3,061,294
United Natural Foods, Inc.(b)	555,916	27,640,143
Universal Corp.	31,457	1,464,952
USANA Health Sciences, Inc.(b)	9,523	949,634
Vector Group Ltd.	125,093	1,943,945
WD-40 Co.(c)	1,578	354,024
		77,779,962
Energy-8.49%
Archrock, Inc.	80,344	593,742
Bristow Group, Inc.(b)	26,277	780,427
Callon Petroleum Co.(b)(c)	31,887	1,621,135
Civitas Resources, Inc.	5,959	304,564
CONSOL Energy, Inc.(b)	32,017	702,773
Core Laboratories N.V.(c)	11,924	272,940
DMC Global, Inc.(b)(c)	4,319	157,644
Dorian LPG Ltd.	18,060	222,319
Dril-Quip, Inc.(b)	10,773	205,872
Green Plains, Inc.(b)(c)	49,525	1,914,141
Helix Energy Solutions Group, Inc.(b)(c)	141,983	431,628
Helmerich & Payne, Inc.	29,966	672,737
Laredo Petroleum, Inc.(b)(c)	10,786	635,295
Matador Resources Co.	33,490	1,315,152
Nabors Industries Ltd.(b)(c)	16,013	1,304,419
Nabors Industries Ltd., Wts., expiring 06/11/2026(b)	5,690	26,174
Oceaneering International, Inc.(b)	107,696	1,151,270
Oil States International, Inc.(b)	72,195	365,307
Par Pacific Holdings, Inc.(b)	176,138	2,384,909
Patterson-UTI Energy, Inc.	91,729	647,607
PBF Energy, Inc., Class A(b)(c)	1,506,882	18,881,231
PDC Energy, Inc.(c)	30,235	1,524,751
ProPetro Holding Corp.(b)	66,703	548,299
Range Resources Corp.(b)	100,200	1,959,912
Ranger Oil Corp.(b)	12,232	329,285
Renewable Energy Group, Inc.(b)(c)	41,223	1,969,635
REX American Resources Corp.(b)(c)	5,638	513,058
RPC, Inc.(b)(c)	121,868	491,128
SM Energy Co.	61,229	1,775,641
Southwestern Energy Co.(b)(c)	513,541	2,300,664
Talos Energy, Inc.(b)	52,497	523,395
US Silica Holdings, Inc.(b)	85,388	828,264
World Fuel Services Corp.	517,146	12,923,479
		60,278,797
Financials-9.98%
Allegiance Bancshares, Inc.	5,429	219,494
Ambac Financial Group, Inc.(b)	18,242	272,535
American Equity Investment Life Holding Co.	126,739	4,262,233
Ameris Bancorp	19,494	948,773
AMERISAFE, Inc.	4,407	233,968
Apollo Commercial Real Estate Finance, Inc.	18,829	254,756
ARMOUR Residential REIT, Inc.(c)	5,151	50,428
Assured Guaranty Ltd.(c)	13,928	682,054
Axos Financial, Inc.(b)	11,873	672,131
B. Riley Financial, Inc.	19,549	1,513,679
Banc of California, Inc.	12,978	254,239
BancFirst Corp.	6,569	417,985
	Shares	Value
Financials-(continued)
Bancorp, Inc. (The)(b)	10,043	$283,916
BankUnited, Inc.	20,550	814,602
Banner Corp.	8,862	507,615
Berkshire Hills Bancorp, Inc.	13,853	370,014
Blucora, Inc.(b)	40,884	661,912
Brightsphere Investment Group, Inc.(c)	18,074	542,762
Brookline Bancorp, Inc.	17,470	269,562
Capitol Federal Financial, Inc.	19,472	221,202
Central Pacific Financial Corp.	8,185	219,112
City Holding Co.(c)	2,345	183,989
Columbia Banking System, Inc.(c)	13,359	438,977
Community Bank System, Inc.	6,790	479,781
Customers Bancorp, Inc.(b)	13,805	795,720
CVB Financial Corp.	18,260	348,949
Dime Community Bancshares, Inc.	7,200	246,960
Donnelley Financial Solutions, Inc.(b)	19,995	934,166
Eagle Bancorp, Inc.	5,758	324,463
eHealth, Inc.(b)(c)	12,166	268,625
Ellington Financial, Inc.	6,848	113,471
Employers Holdings, Inc.	13,129	506,911
Encore Capital Group, Inc.(b)(c)	26,322	1,535,626
Enova International, Inc.(b)	23,017	877,408
EZCORP, Inc., Class A(b)(c)	78,632	581,877
FB Financial Corp.	12,750	546,975
First Bancorp	52,713	700,556
First Bancorp/Southern Pines NC	5,956	264,685
First Commonwealth Financial Corp.	23,364	351,161
First Financial Bancorp	23,193	533,439
First Hawaiian, Inc.	20,862	547,628
First Midwest Bancorp, Inc.	32,505	641,324
Flagstar Bancorp, Inc.	35,603	1,656,964
Franklin BSP Realty Trust, Inc.(b)(c)	4,148	63,630
Genworth Financial, Inc., Class A(b)	1,908,661	7,291,085
Granite Point Mortgage Trust, Inc.	11,653	143,682
Great Western Bancorp, Inc.	13,768	461,916
Green Dot Corp., Class A(b)	19,738	708,594
Greenhill & Co., Inc.	16,374	279,340
Hanmi Financial Corp.	10,272	230,812
HCI Group, Inc.	2,262	249,725
Heritage Financial Corp.	7,862	184,207
Hilltop Holdings, Inc.	54,459	1,853,240
HomeStreet, Inc.	8,346	412,042
Hope Bancorp, Inc.	34,138	489,880
Horace Mann Educators Corp.	25,265	936,574
Independent Bank Corp.(c)	5,236	413,958
Independent Bank Group, Inc.	7,642	530,584
Invesco Mortgage Capital, Inc.(c)(e)	32,229	96,687
Investors Bancorp, Inc.	53,566	797,598
James River Group Holdings Ltd.	16,139	426,715
KKR Real Estate Finance Trust, Inc.	9,275	191,343
Lakeland Financial Corp.(c)	2,740	193,499
Meta Financial Group, Inc.	7,900	472,183
Mr. Cooper Group, Inc.(b)	59,641	2,342,102
National Bank Holdings Corp., Class A	7,165	305,372
NBT Bancorp, Inc.	10,791	389,663
New York Mortgage Trust, Inc.	37,951	141,557
NMI Holdings, Inc., Class A(b)	15,509	303,976
Northfield Bancorp, Inc.	8,582	144,607
Northwest Bancshares, Inc.	33,120	439,834
OFG Bancorp	18,880	455,008
Old National Bancorp	41,039	724,749
Pacific Premier Bancorp, Inc.	15,870	614,963

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
Palomar Holdings, Inc.(b)	1,632	$119,267
Park National Corp.	3,193	415,377
PennyMac Mortgage Investment Trust(c)	69,328	1,204,227
Piper Sandler Cos.	9,287	1,539,320
PRA Group, Inc.(b)	19,994	848,945
Preferred Bank	2,603	177,394
ProAssurance Corp.	28,515	655,845
Provident Financial Services, Inc.	16,154	380,265
Ready Capital Corp.	31,987	491,320
Redwood Trust, Inc.	39,119	501,506
Renasant Corp.	17,015	619,856
S&T Bancorp, Inc.	9,721	290,755
Safety Insurance Group, Inc.	8,429	651,309
Seacoast Banking Corp. of Florida	8,382	283,060
Selectquote, Inc.(b)(c)	53,532	481,788
ServisFirst Bancshares, Inc.	4,432	356,289
Simmons First National Corp., Class A	24,487	712,817
SiriusPoint Ltd. (Bermuda)(b)	133,683	1,029,359
Southside Bancshares, Inc.	5,333	217,320
Stewart Information Services Corp.	34,594	2,463,785
StoneX Group, Inc.(b)	16,243	912,451
Tompkins Financial Corp.	3,022	236,200
Triumph Bancorp, Inc.(b)	3,747	477,180
Trupanion, Inc.(b)(c)	4,931	608,091
TrustCo Bank Corp.	4,428	144,618
Trustmark Corp.	18,472	565,428
Two Harbors Investment Corp.(c)	5,468	32,152
United Community Banks, Inc.	20,359	697,703
United Fire Group, Inc.	37,359	781,550
Universal Insurance Holdings, Inc.	62,186	937,143
Veritex Holdings, Inc.	7,310	289,695
Virtus Investment Partners, Inc.	1,912	568,591
Walker & Dunlop, Inc.	6,985	982,720
Westamerica Bancorporation	2,912	156,607
WisdomTree Investments, Inc.	34,760	213,426
World Acceptance Corp.(b)(c)	1,993	409,402
WSFS Financial Corp.	11,645	578,989
		70,873,502
Health Care-8.30%
Addus HomeCare Corp.(b)(c)	7,002	610,714
Allscripts Healthcare Solutions, Inc.(b)	81,902	1,362,030
AMN Healthcare Services, Inc.(b)	19,412	2,213,162
Amphastar Pharmaceuticals, Inc.(b)	16,019	313,332
AngioDynamics, Inc.(b)	7,960	204,970
ANI Pharmaceuticals, Inc.(b)(c)	5,798	238,530
Anika Therapeutics, Inc.(b)	2,550	99,782
Apollo Medical Holdings, Inc.(b)(c)	5,533	518,276
Avanos Medical, Inc.(b)	17,419	525,531
BioLife Solutions, Inc.(b)	1,078	41,136
Cara Therapeutics, Inc.(b)(c)	6,245	82,309
Cardiovascular Systems, Inc.(b)	5,452	109,040
Coherus Biosciences, Inc.(b)(c)	19,063	354,000
Collegium Pharmaceutical, Inc.(b)(c)	12,268	215,671
Community Health Systems, Inc.(b)	817,209	9,831,024
Computer Programs & Systems, Inc.(b)(c)	5,538	163,205
CONMED Corp.	5,938	780,610
Corcept Therapeutics, Inc.(b)(c)	12,071	253,491
CorVel Corp.(b)	2,502	470,376
Covetrus, Inc.(b)	162,896	2,928,870
Cross Country Healthcare, Inc.(b)	38,127	997,402
CryoLife, Inc.(b)(c)	8,386	144,155
Cutera, Inc.(b)(c)	2,929	102,105
	Shares	Value
Health Care-(continued)
Cytokinetics, Inc.(b)(c)	1,430	$56,256
Eagle Pharmaceuticals, Inc.(b)(c)	2,746	130,929
Enanta Pharmaceuticals, Inc.(b)	1,278	112,822
Endo International PLC(b)	766,618	4,293,061
Ensign Group, Inc. (The)	22,940	1,751,010
Fulgent Genetics, Inc.(b)(c)	7,212	674,466
Glaukos Corp.(b)	4,047	174,142
Hanger, Inc.(b)(c)	35,708	602,394
HealthStream, Inc.(b)	6,207	144,127
Heska Corp.(b)(c)	674	108,487
Innoviva, Inc.(b)(c)	17,831	298,134
Inogen, Inc.(b)	5,025	153,514
Integer Holdings Corp.(b)	8,769	699,240
Joint Corp. (The)(b)	445	35,564
Lantheus Holdings, Inc.(b)	10,770	288,421
LeMaitre Vascular, Inc.(c)	1,884	88,152
Ligand Pharmaceuticals, Inc.(b)(c)	1,350	218,592
Magellan Health, Inc.(b)	37,902	3,592,731
MEDNAX, Inc.(b)	45,336	1,113,452
Meridian Bioscience, Inc.(b)(c)	11,070	220,404
Merit Medical Systems, Inc.(b)	10,729	674,425
Mesa Laboratories, Inc.	348	107,459
ModivCare, Inc.(b)	7,053	966,473
Myriad Genetics, Inc.(b)	14,824	383,349
Natus Medical, Inc.(b)(c)	13,640	308,264
NeoGenomics, Inc.(b)(c)	6,882	235,777
NextGen Healthcare, Inc.(b)	28,315	438,883
Omnicell, Inc.(b)	4,614	816,678
OraSure Technologies, Inc.(b)(c)	14,326	133,662
Organogenesis Holdings, Inc.(b)(c)	19,237	193,524
Orthofix Medical, Inc.(b)(c)	8,344	255,410
Owens & Minor, Inc.	199,211	7,968,440
Pacira BioSciences, Inc.(b)	6,731	354,185
Pennant Group, Inc. (The)(b)	9,545	194,050
Phibro Animal Health Corp., Class A	27,411	536,982
Prestige Consumer Healthcare, Inc.(b)	13,665	764,557
RadNet, Inc.(b)	31,593	851,747
REGENXBIO, Inc.(b)(c)	3,619	115,808
Select Medical Holdings Corp.	130,941	3,515,766
Simulations Plus, Inc.(c)	749	35,181
Supernus Pharmaceuticals, Inc.(b)(c)	15,974	478,741
SurModics, Inc.(b)(c)	1,342	58,954
Tabula Rasa HealthCare, Inc.(b)(c)	7,899	89,812
Tactile Systems Technology, Inc.(b)	3,544	69,108
Tivity Health, Inc.(b)(c)	18,901	450,222
uniQure N.V. (Netherlands)(b)	10,601	295,238
US Physical Therapy, Inc.	3,038	261,207
Vanda Pharmaceuticals, Inc.(b)	11,875	192,375
Varex Imaging Corp.(b)(c)	19,831	566,175
Vericel Corp.(b)	2,202	81,936
Xencor, Inc.(b)(c)	4,079	147,741
Zynex, Inc.(b)(c)	5,943	76,070
		58,933,818
Industrials-18.88%
AAON, Inc.	5,851	456,378
AAR Corp.(b)	39,470	1,289,090
ABM Industries, Inc.	95,710	4,306,950
Aerojet Rocketdyne Holdings, Inc.(c)	38,379	1,613,453
AeroVironment, Inc.(b)	3,114	251,487
Alamo Group, Inc.	6,500	924,430
Albany International Corp., Class A(c)	8,612	696,969
Allegiant Travel Co.(b)	4,728	818,984

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
American Woodmark Corp.(b)	20,915	$1,289,201
Apogee Enterprises, Inc.	23,048	951,882
Applied Industrial Technologies, Inc.	28,191	2,679,273
ArcBest Corp.(c)	37,926	3,909,412
Arcosa, Inc.	29,433	1,506,087
Astec Industries, Inc.	13,586	851,570
Atlas Air Worldwide Holdings, Inc.(b)	36,812	3,225,099
AZZ, Inc.	12,259	636,120
Barnes Group, Inc.	19,435	844,451
Boise Cascade Co.	99,245	6,434,053
Brady Corp., Class A	16,882	848,320
Chart Industries, Inc.(b)(c)	4,636	809,214
CIRCOR International, Inc.(b)	17,449	470,251
Comfort Systems USA, Inc.	29,366	2,785,952
CoreCivic, Inc.(b)	158,868	1,711,008
Deluxe Corp.(c)	37,467	1,267,883
DXP Enterprises, Inc.(b)	26,467	731,283
Encore Wire Corp.	16,949	2,380,657
Enerpac Tool Group Corp.	15,215	321,189
EnPro Industries, Inc.	10,066	1,026,732
ESCO Technologies, Inc.	6,500	531,310
Exponent, Inc.	2,853	332,374
Federal Signal Corp.	22,635	960,403
Forrester Research, Inc.(b)	7,357	415,229
Forward Air Corp.	12,957	1,279,504
Franklin Electric Co., Inc.	13,323	1,173,090
Gibraltar Industries, Inc.(b)	13,275	901,372
GMS, Inc.(b)	56,140	3,136,542
Granite Construction, Inc.	70,344	2,734,975
Greenbrier Cos., Inc. (The)(c)	30,543	1,221,415
Griffon Corp.	82,820	2,178,994
Harsco Corp.(b)	94,257	1,374,267
Hawaiian Holdings, Inc.(b)(c)	31,347	573,023
Healthcare Services Group, Inc.	46,861	820,067
Heartland Express, Inc.	28,608	478,898
Heidrick & Struggles International, Inc.	13,633	588,537
Hillenbrand, Inc.	49,701	2,216,665
HNI Corp.	43,829	1,731,684
Hub Group, Inc., Class A(b)	41,348	3,211,499
Insteel Industries, Inc.	11,862	500,102
Interface, Inc.	57,646	822,032
John Bean Technologies Corp.	8,814	1,390,585
Kaman Corp.	15,379	569,023
Kelly Services, Inc., Class A	188,554	3,179,020
Korn Ferry	19,109	1,389,989
Lindsay Corp.	2,534	368,748
ManTech International Corp., Class A	25,077	1,703,982
Marten Transport Ltd.	42,510	683,561
Matrix Service Co.(b)	48,693	423,142
Matson, Inc.	25,508	2,079,667
Matthews International Corp., Class A	37,562	1,302,275
Meritor, Inc.(b)	125,743	3,180,040
Moog, Inc., Class A	28,071	1,941,671
Mueller Industries, Inc.	55,284	3,058,864
MYR Group, Inc.(b)	17,379	1,924,029
National Presto Industries, Inc.	3,398	277,888
NOW, Inc.(b)	146,944	1,228,452
Park Aerospace Corp.	2,597	33,501
PGT Innovations, Inc.(b)	36,932	758,583
Pitney Bowes, Inc.	400,476	2,735,251
Powell Industries, Inc.	13,564	331,233
Proto Labs, Inc.(b)(c)	4,653	233,208
	Shares	Value
Industrials-(continued)
Quanex Building Products Corp.	35,928	$767,781
Raven Industries, Inc.(b)	5,196	301,368
Resideo Technologies, Inc.(b)	150,169	3,917,909
Resources Connection, Inc.	30,013	515,623
SkyWest, Inc.(b)	39,323	1,540,282
SPX Corp.(b)	20,005	1,163,291
SPX FLOW, Inc.	14,958	1,249,143
Standex International Corp.	5,185	534,107
Tennant Co.	10,737	844,572
Titan International, Inc.(b)	153,943	1,060,667
Triumph Group, Inc.(b)	77,577	1,300,191
TrueBlue, Inc.(b)	55,683	1,448,872
UFP Industries, Inc.	79,218	6,597,275
UniFirst Corp.	5,927	1,135,910
US Ecology, Inc.(b)(c)	19,850	676,289
Veritiv Corp.(b)	52,964	6,675,583
Viad Corp.(b)	3,112	131,669
Vicor Corp.(b)	2,041	292,802
Wabash National Corp.	86,571	1,445,736
Watts Water Technologies, Inc., Class A	7,376	1,391,925
		134,003,067
Information Technology-8.52%
3D Systems Corp.(b)(c)	14,833	337,896
8x8, Inc.(b)(c)	17,386	374,668
ADTRAN, Inc.	20,255	412,797
Advanced Energy Industries, Inc.	12,580	1,103,140
Agilysys, Inc.(b)	2,154	93,807
Alarm.com Holdings, Inc.(b)	6,418	512,092
Arlo Technologies, Inc.(b)	47,715	369,791
Axcelis Technologies, Inc.(b)	7,816	483,185
Badger Meter, Inc.	3,414	349,457
Benchmark Electronics, Inc.	58,186	1,372,026
Bottomline Technologies (DE), Inc.(b)	8,394	376,387
CalAmp Corp.(b)	21,890	200,950
CEVA, Inc.(b)	1,796	79,204
Cohu, Inc.(b)	17,790	586,536
Comtech Telecommunications Corp.	17,468	443,513
CSG Systems International, Inc.	15,968	841,673
CTS Corp.	11,513	401,113
Diebold Nixdorf, Inc.(b)	301,914	2,448,523
Digi International, Inc.(b)	10,282	221,371
Diodes, Inc.(b)	12,368	1,315,337
DSP Group, Inc.(b)	4,295	94,447
Ebix, Inc.	25,299	773,137
ePlus, Inc.(b)	11,176	1,178,956
EVERTEC, Inc.	9,125	383,159
ExlService Holdings, Inc.(b)	6,231	809,220
Extreme Networks, Inc.(b)	74,388	1,004,238
Fabrinet (Thailand)(b)	13,764	1,521,748
FARO Technologies, Inc.(b)	3,590	249,361
FormFactor, Inc.(b)	14,083	590,359
Harmonic, Inc.(b)(c)	37,767	405,995
Ichor Holdings Ltd.(b)	17,258	826,486
Insight Enterprises, Inc.(b)(c)	69,029	6,807,640
InterDigital, Inc.	3,737	253,780
Itron, Inc.(b)	20,160	1,248,106
Knowles Corp.(b)(c)	33,029	717,390
Kulicke & Soffa Industries, Inc. (Singapore)(c)	12,439	717,233
LivePerson, Inc.(b)(c)	4,742	183,326
MaxLinear, Inc.(b)	10,886	732,954
Methode Electronics, Inc.	20,437	908,833
NETGEAR, Inc.(b)(c)	31,203	834,368

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
OneSpan, Inc.(b)	8,068	$137,882
Onto Innovation, Inc.(b)	6,203	584,075
OSI Systems, Inc.(b)	8,970	815,642
PC Connection, Inc.	44,211	1,938,210
PDF Solutions, Inc.(b)	3,168	94,818
Perficient, Inc.(b)	4,221	578,404
Photronics, Inc.(b)	33,506	442,614
Plantronics, Inc.(b)(c)	50,842	1,297,488
Plexus Corp.(b)	28,666	2,411,957
Power Integrations, Inc.	4,311	431,229
Progress Software Corp.	7,793	377,571
Rambus, Inc.(b)	8,605	231,475
Rogers Corp.(b)	3,372	919,275
Sanmina Corp.(b)	133,782	4,888,394
ScanSource, Inc.(b)	67,052	2,095,375
SMART Global Holdings, Inc.(b)(c)	20,418	1,164,234
SPS Commerce, Inc.(b)	1,858	261,959
TTEC Holdings, Inc.	16,189	1,366,190
TTM Technologies, Inc.(b)(c)	119,592	1,647,978
Ultra Clean Holdings, Inc.(b)	27,587	1,512,044
Unisys Corp.(b)	68,241	1,239,257
Veeco Instruments, Inc.(b)(c)	17,312	460,153
Viavi Solutions, Inc.(b)	55,366	819,970
Vonage Holdings Corp.(b)(c)	69,955	1,442,472
Xperi Holding Corp.(c)	40,488	725,545
		60,448,413
Materials-5.64%
AdvanSix, Inc.	29,105	1,318,165
Allegheny Technologies, Inc.(b)(c)	111,758	1,591,434
American Vanguard Corp.	25,219	360,884
Arconic Corp.(b)(c)	138,801	3,708,763
Balchem Corp.	4,003	632,474
Carpenter Technology Corp.(c)	34,678	952,951
Century Aluminum Co.(b)(c)	104,458	1,381,979
Clearwater Paper Corp.(b)	39,102	1,573,856
Ferro Corp.(b)	38,366	810,290
FutureFuel Corp.	21,170	159,622
GCP Applied Technologies, Inc.(b)	29,922	698,380
Glatfelter Corp.	45,740	753,338
H.B. Fuller Co.(c)	34,871	2,551,162
Hawkins, Inc.	13,407	444,844
Haynes International, Inc.	6,487	259,934
Innospec, Inc.	10,587	859,664
Kaiser Aluminum Corp.	9,839	877,934
Koppers Holdings, Inc.(b)	40,590	1,225,818
Kraton Corp.(b)	32,187	1,482,533
Livent Corp.(b)(c)	10,242	310,230
Materion Corp.	14,165	1,199,209
Mercer International, Inc. (Germany)	101,763	1,088,864
Myers Industries, Inc.	22,325	434,891
Neenah, Inc.	13,843	643,561
O-I Glass, Inc.(b)	332,936	3,685,602
Olympic Steel, Inc.	49,894	1,015,343
Quaker Chemical Corp.(c)	4,647	1,058,819
Rayonier Advanced Materials, Inc.(b)	179,777	985,178
Schweitzer-Mauduit International, Inc., Class A	26,014	746,602
Stepan Co.	13,967	1,574,221
SunCoke Energy, Inc.	141,018	858,800
TimkenSteel Corp.(b)(c)	56,735	812,445
Tredegar Corp.	45,730	503,030
	Shares	Value
Materials-(continued)
Trinseo PLC(c)	62,258	$2,940,445
Warrior Met Coal, Inc.	23,408	503,038
		40,004,303
Real Estate-2.55%
Acadia Realty Trust	9,784	197,539
Agree Realty Corp.	3,116	210,517
Alexander & Baldwin, Inc.	9,596	211,400
American Assets Trust, Inc.	6,639	228,382
Armada Hoffler Properties, Inc.	19,707	274,913
Brandywine Realty Trust	27,675	355,624
CareTrust REIT, Inc.	6,262	126,555
Centerspace	1,329	135,810
Chatham Lodging Trust(b)	9,534	113,550
Community Healthcare Trust, Inc.	1,314	56,541
DiamondRock Hospitality Co.(b)	26,466	230,519
Diversified Healthcare Trust	316,830	883,956
Easterly Government Properties, Inc.(c)	9,387	196,845
Essential Properties Realty Trust, Inc.	4,588	124,014
Four Corners Property Trust, Inc.	5,299	143,179
Franklin Street Properties Corp.	38,118	219,560
GEO Group, Inc. (The)(c)	234,634	1,970,926
Getty Realty Corp.	3,693	112,747
Global Net Lease, Inc.	16,214	230,239
Hersha Hospitality Trust(b)(c)	15,589	137,651
Independence Realty Trust, Inc.(c)	8,064	197,568
Industrial Logistics Properties Trust	6,625	146,810
Innovative Industrial Properties, Inc.(c)	612	157,180
iStar, Inc.	13,574	330,391
Lexington Realty Trust(c)	18,631	280,396
LTC Properties, Inc.	3,621	115,003
Mack-Cali Realty Corp.(b)	14,228	237,750
Marcus & Millichap, Inc.(b)	16,572	710,110
NexPoint Residential Trust, Inc.	2,409	179,663
Office Properties Income Trust	16,789	398,403
RE/MAX Holdings, Inc., Class A	6,863	188,664
Realogy Holdings Corp.(b)(c)	326,025	4,952,320
Retail Opportunity Investments Corp.	12,147	213,301
RPT Realty	11,855	150,796
Safehold, Inc.	1,572	112,461
Saul Centers, Inc.	3,997	196,772
Service Properties Trust	84,315	717,521
SITE Centers Corp.	24,071	362,509
St. Joe Co. (The)	3,771	181,046
Summit Hotel Properties, Inc.(b)	20,592	184,298
Tanger Factory Outlet Centers, Inc.(c)	18,796	372,349
Uniti Group, Inc.	62,717	832,254
Universal Health Realty Income Trust	1,070	59,567
Urstadt Biddle Properties, Inc., Class A	4,989	94,192
Washington REIT(c)	7,614	191,873
Whitestone REIT	9,155	84,775
Xenia Hotels & Resorts, Inc.(b)	16,971	265,935
		18,074,374
Utilities-0.65%
American States Water Co.	4,138	389,717
Avista Corp.	24,591	946,999
California Water Service Group	10,255	646,168
Chesapeake Utilities Corp.	3,118	397,108
Middlesex Water Co.	980	100,979
Northwest Natural Holding Co.	12,367	533,265

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
November 30, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
South Jersey Industries, Inc.	56,558	$1,329,113
Unitil Corp.	6,747	279,596
		4,622,945
Total Common Stocks & Other Equity Interests (Cost $655,010,774)		708,765,924
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $452,130)	452,130	452,130
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $655,462,904)		709,218,054
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.54%
Invesco Private Government Fund, 0.02%(e)(f)(g)	37,162,745	$37,162,745
Invesco Private Prime Fund, 0.11%(e)(f)(g)	87,318,018	87,344,212
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $124,512,655)		124,506,957
TOTAL INVESTMENTS IN SECURITIES-117.45% (Cost $779,975,559)		833,725,011
OTHER ASSETS LESS LIABILITIES-(17.45)%		(123,876,864)
NET ASSETS-100.00%		$709,848,147

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Restricted security. The value of this security at November 30, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Invesco Mortgage Capital, Inc.	$-	$102,529	$(1,574)	$(4,326)	$58	$96,687	$2,614
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	3,826,521	(3,374,391)	-	-	452,130	11
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,362,671	54,402,235	(36,602,161)	-	-	37,162,745	1,543*
Invesco Private Prime Fund	46,059,431	109,414,526	(68,120,389)	(5,698)	(3,658)	87,344,212	19,055*
Total	$65,422,102	$167,745,811	$(108,098,515)	$(10,024)	$(3,600)	$125,055,774	$23,223

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Ultra Dividend Revenue ETF (RDIV)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.68%
Communication Services-10.30%
Interpublic Group of Cos., Inc. (The)	433,881	$14,400,511
Omnicom Group, Inc.(b)	335,645	22,592,265
Verizon Communications, Inc.	666,779	33,518,980
		70,511,756
Consumer Discretionary-3.47%
Leggett & Platt, Inc.	173,010	6,987,874
Newell Brands, Inc.	779,111	16,727,513
		23,715,387
Consumer Staples-8.16%
Kellogg Co.	385,313	23,573,449
Walgreens Boots Alliance, Inc.	720,225	32,266,080
		55,839,529
Energy-4.65%
Marathon Petroleum Corp.	522,607	31,800,636
Financials-16.29%
Associated Banc-Corp.	86,200	1,887,780
Citizens Financial Group, Inc.	250,272	11,830,357
F.N.B. Corp.	183,488	2,139,470
First Horizon Corp.	398,684	6,430,773
Fulton Financial Corp.	101,270	1,599,053
KeyCorp	517,983	11,623,539
Mercury General Corp.	122,995	6,275,205
Navient Corp.	311,114	6,138,279
Old Republic International Corp.	617,376	14,792,329
Principal Financial Group, Inc.	339,518	23,284,145
Umpqua Holdings Corp.	113,149	2,156,620
United Bankshares, Inc.	55,397	1,979,335
Unum Group(b)	813,127	18,783,234
Valley National Bancorp(b)	186,698	2,509,221
		111,429,340
Health Care-11.23%
Cardinal Health, Inc.	711,922	32,912,154
Pfizer, Inc.	817,767	43,938,621
		76,850,775
Industrials-0.76%
MSC Industrial Direct Co., Inc., Class A	65,799	5,178,381
Information Technology-5.73%
Seagate Technology Holdings PLC	208,011	21,356,489
Western Union Co. (The)(b)	442,079	6,993,690
Xerox Holdings Corp.	589,360	10,856,011
		39,206,190
Materials-4.40%
Amcor PLC	1,797,133	20,343,545
Chemours Co. (The)	329,228	9,778,072
		30,121,617
Real Estate-4.18%
American Campus Communities, Inc.	29,188	1,510,187
Boston Properties, Inc.	40,341	4,350,374
CoreSite Realty Corp.	7,386	1,263,375
Corporate Office Properties Trust(b)	39,379	1,010,465
Cousins Properties, Inc.	31,689	1,196,577
Douglas Emmett, Inc.	44,245	1,449,909
	Shares	Value
Real Estate-(continued)
Federal Realty Investment Trust(b)	12,403	$1,521,476
Healthcare Realty Trust, Inc.(b)	26,670	835,304
Healthpeak Properties, Inc.	96,368	3,166,653
Highwoods Properties, Inc.	26,742	1,155,254
Realty Income Corp.	41,058	2,788,659
Regency Centers Corp.	27,183	1,884,869
STORE Capital Corp.(b)	34,781	1,145,686
Ventas, Inc.	113,740	5,336,681
		28,615,469
Utilities-30.51%
ALLETE, Inc.	35,667	2,091,156
American Electric Power Co., Inc.	314,065	25,454,968
Consolidated Edison, Inc.	289,979	22,513,970
Dominion Energy, Inc.	309,477	22,034,762
Edison International(b)	397,227	25,930,979
Entergy Corp.	176,529	17,712,920
Evergy, Inc.	144,124	9,123,049
FirstEnergy Corp.	490,879	18,486,503
National Fuel Gas Co.	48,329	2,793,899
New Jersey Resources Corp.	89,234	3,282,026
NiSource, Inc.	316,405	7,755,087
NorthWestern Corp.	38,659	2,137,843
Pinnacle West Capital Corp.	94,033	6,116,847
Southern Co. (The)	560,617	34,253,699
Southwest Gas Holdings, Inc.	84,169	5,539,162
Spire, Inc.	58,345	3,491,948
		208,718,818
Total Common Stocks & Other Equity Interests (Cost $669,683,300)		681,987,898
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $260,272)	260,272	260,272
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.72% (Cost $669,943,572)		682,248,170
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.79%
Invesco Private Government Fund, 0.02%(c)(d)(e)	7,777,626	7,777,626
Invesco Private Prime Fund, 0.11%(c)(d)(e)	18,142,351	18,147,794
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,925,420)		25,925,420
TOTAL INVESTMENTS IN SECURITIES-103.51% (Cost $695,868,992)		708,173,590
OTHER ASSETS LESS LIABILITIES-(3.51)%		(23,994,521)
NET ASSETS-100.00%		$684,179,069
See accompanying notes which are an integral part of this schedule.

Invesco S&P Ultra Dividend Revenue ETF (RDIV)—(continued)
November 30, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Invesco Ltd.	$10,878,839	$2,365,390	$(13,314,408)	$554,413	$(484,234)	$-	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	6,491,815	(6,231,543)	-	-	260,272	44
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,271,511	25,298,691	(18,792,576)	-	-	7,777,626	345*
Invesco Private Prime Fund	2,966,859	54,841,315	(39,659,556)	-	(824)	18,147,794	4,256*
Total	$15,117,209	$88,997,211	$(77,998,083)	$554,413	$(485,058)	$26,185,692	$4,645

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,069,983,198	$-	$-	$1,069,983,198
Money Market Funds	-	24,879,246	-	24,879,246
Total Investments	$1,069,983,198	$24,879,246	$-	$1,094,862,444
Invesco S&P MidCap 400 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$391,878,618	$-	$-	$391,878,618
Money Market Funds	199,323	50,124,564	-	50,323,887
Total Investments	$392,077,941	$50,124,564	$-	$442,202,505
Invesco S&P SmallCap 600 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$708,464,556	$301,368	$-	$708,765,924
Money Market Funds	452,130	124,506,957	-	124,959,087
Total Investments	$708,916,686	$124,808,325	$-	$833,725,011
Invesco S&P Ultra Dividend Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$681,987,898	$-	$-	$681,987,898
Money Market Funds	260,272	25,925,420	-	26,185,692
Total Investments	$682,248,170	$25,925,420	$-	$708,173,590